The Fulcrum Fund™

We will be mailing you a paper update of this document annually. If you would prefer to receive it electronically, please visit www.e-z-delivery.com to sign up.

ALLMERICA FINANCIAL®

SEMI-ANNUAL REPORT

JUNE 30, 2005

General Information

Officers of Allmerica Financial Life Insurance and Annuity Company (AFLIAC) and First Allmerica Financial Life Insurance Company (FAFLIC)

Michael A. Reardon, President and CEO

Edward J. Parry III, Chief Financial Officer

J. Kendall Huber, Senior Vice President and General Counsel

John P. Kavanaugh, Vice President and Chief Investment Officer

Mark C. McGivney, Vice President and Treasurer

Charles F. Cronin, Vice President and Secretary

Investment Advisers

A I M Advisors, Inc.

11 Greenway Plaza, Houston, TX 77046

AIM V.I. Premier Equity Fund

Allmerica Financial Investment Management Services, Inc.

440 Lincoln Street, Worcester, MA 01653

Investment Sub-Advisers

Opus Investment Management, Inc.

440 Lincoln Street, Worcester, MA 01653

Equity Index Fund

Money Market Fund

Select Investment Grade Income Fund

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, MA 02110

Select International Equity Fund (Co-Sub-Adviser)

J.P. Morgan Investment Management Inc.

522 Fifth Avenue, New York, NY 10036

Select International Equity Fund (Co-Sub-Adviser)

T. Rowe Price Associates, Inc.

100 East Pratt Street, Baltimore, MD 21202

Select Capital Appreciation Fund

Investment Advisers (continued)

Delaware Management Company

2005 Market Street, Philadelphia, PA 19103

Delaware VIP Balanced Series

Delaware VIP Small Cap Value Series

Gabelli Funds, LLC

One Corporate Center, Rye, NY 10580

Gabelli Capital Asset Fund

Lazard Asset Management

30 Rockefeller Plaza, New York, NY 10112

Lazard Retirement International Equity Portfolio

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116

MFS Emerging Growth Series

MFS Investors Trust Series

Oppenheimer Funds, Inc.

225 Liberty Street, New York, NY 10281

Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Main Street Fund/VA

Liberty Ridge Capital, Inc.

1400 Liberty Ridge Drive, Wayne, PA 19087

Liberty Ridge Large Cap Growth Concentrated Portfolio

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

Important Performance Information Regarding

The Fulcrum FundSM (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-917-1909.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk charge and administrative charge and cost of insurance (M&E 1.25%, Administration 0.20%) and, for adjusted returns, a portion of the $30 contract fee (may be lower in some jurisdictions) and the maximum contingent deferred per payment sales charge (CDSC), which declines from 7% to 0% over 7 years as follows: year 1-7%, year 2-6%, year 3-5%, year 4-4%, year 5-3%, year 6-2%, year 7-1%, year 8-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost for the optional rider was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59½, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 917-1909. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0032(04/04)

Product Performance Summary

The Fulcrum FundSM (AFLIAC)

Average Annual Total Returns as of 6/30/05

The average annual total returns for The Fulcrum FundSM sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Equity Index Fund	2/1/96	3/13/97	4.26%	-3.86%	0.80%	-0.27%	-2.19%	-4.69%	0.38%	-0.69%
AIT Money Market Fund	4/29/85	3/13/97	0.20%	0.91%	2.44%	2.13%	-5.82%	0.33%	2.38%	2.06%
AIT Select Capital Appreciation Fund	2/1/96	3/13/97	10.14%	-4.18%	7.93%	8.30%	3.22%	-5.25%	7.63%	7.99%
AIT Select International Equity Fund	3/26/96	3/13/97	10.08%	-6.49%	-0.18%	-1.01%	3.33%	-7.29%	-0.56%	-1.38%
AIT Select Investment Grade Income Fund	4/29/85	3/13/97	4.62%	4.94%	2.73%	3.66%	-1.74%	4.32%	2.54%	3.50%

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund	5/5/93	9/1/98	2.49%	-8.58%	4.77%	0.72%	-3.88%	-9.47%	4.66%	0.35%

Delaware VIP Trust
Delaware VIP Balanced Series	7/28/88	9/1/98	5.11%	-1.90%	4.12%	-0.87%	-1.26%	-2.54%	4.07%	-1.11%
Delaware VIP Small Cap Value Series	12/27/93	9/1/98	16.81%	15.50%	12.65%	13.03%	9.73%	15.07%	12.62%	12.90%

Gabelli Capital Series Funds, Inc.
Gabelli Capital Asset Fund	2/1/96	3/13/97	7.32%	6.40%	10.77%	9.95%	0.54%	5.54%	10.40%	9.56%

Lazard Asset Management
Lazard Retirement International Equity Portfolio	9/1/98	9/1/98	9.51%	-3.15%	1.25%	1.25%	2.92%	-3.76%	1.05%	1.05%

MFS Variable Insurance Trust
MFS Emerging Growth Series	7/24/95	9/1/98	4.17%	-13.37%	5.88%	1.32%	-2.20%	-14.17%	5.34%	1.05%
MFS Investors Trust Series	10/9/95	9/1/98	6.89%	-3.64%	5.94%	0.71%	0.32%	-4.42%	5.38%	0.40%

Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA	8/15/86	9/1/98	9.82%	-12.24%	6.69%	5.80%	3.19%	-12.89%	6.66%	5.62%
Oppenheimer Main Street Fund/VA	7/5/95	9/1/98	4.64%	-3.15%	8.34%	3.13%	-1.71%	-3.81%	8.30%	2.90%

PBHG Insurance Series Fund
Liberty Ridge Large Cap Growth Concentrated Portfolio	9/25/97	11/2/98	-10.08%	-18.29%	3.07%	-0.07%	-15.65%	-19.22%	2.93%	-0.39%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding

The Fulcrum FundSM (FAFLIC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-917-1909.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk charge and administrative charge and cost of insurance (M&E 1.25%, Administration 0.20%) and, for adjusted returns, a portion of the $30 contract fee (may be lower in some jurisdictions) and the maximum contingent deferred per payment sales charge (CDSC), which declines from 7% to 0% over 7 years as follows: year 1-7%, year 2-6%, year 3-5%, year 4-4%, year 5-3%, year 6-2%, year 7-1%, year 8-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost for the optional rider was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59½, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 917-1909. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0032(04/04)

Product Performance Summary

The Fulcrum FundSM (FAFLIC)

Average Annual Total Returns as of 6/30/05

The average annual total returns for The Fulcrum FundSM sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Equity Index Fund	2/1/96	9/30/97	4.26%	-3.86%	0.80%	-2.79%	-2.29%	-4.83%	0.32%	-3.43%
AIT Money Market Fund	4/29/85	10/3/97	0.20%	0.91%	2.44%	2.00%	-5.83%	0.33%	2.38%	1.94%
AIT Select Capital Appreciation Fund	2/1/96	9/30/97	10.14%	-4.18%	7.93%	6.70%	2.81%	-5.90%	7.33%	5.99%
AIT Select International Equity Fund	3/26/96	10/3/97	10.09%	-6.49%	-0.18%	-1.46%	3.33%	-7.28%	-0.45%	-1.74%
AIT Select Investment Grade Income Fund	4/29/85	10/3/97	4.62%	4.95%	2.73%	3.53%	-1.73%	4.33%	2.59%	3.41%

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund	5/5/93	5/5/93	2.49%	-8.59%	4.79%	0.74%	-3.67%	-9.15%	4.77%	0.56%

Delaware VIP Trust
Delaware VIP Balanced Series	7/28/88	9/1/98	5.11%	-1.90%	4.11%	-0.89%	-1.18%	-2.44%	4.10%	-1.04%
Delaware VIP Small Cap Value Series	12/27/93	9/1/98	16.81%	15.45%	12.63%	13.01%	9.84%	15.10%	12.63%	12.92%

Gabelli Capital Series Funds, Inc.
Gabelli Capital Asset Fund	2/1/96	9/30/97	7.32%	6.40%	10.77%	8.28%	0.33%	5.31%	10.28%	7.65%

Lazard Asset Management
Lazard Retirement International Equity Portfolio	9/1/98	9/1/98	9.37%	-3.18%	1.25%	1.25%	2.84%	-3.70%	1.11%	1.11%

MFS Variable Insurance Trust
MFS Emerging Growth Series	7/24/95	9/1/98	4.18%	-13.37%	5.88%	1.33%	-2.23%	-14.25%	5.80%	1.02%
MFS Investors Trust Series	10/9/95	9/1/98	6.89%	-3.64%	5.97%	0.74%	0.50%	-4.18%	5.96%	0.59%

Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA	8/15/86	9/1/98	9.83%	-12.24%	6.65%	5.74%	3.08%	-13.14%	6.57%	5.48%
Oppenheimer Main Street Fund/VA	7/5/95	9/1/98	4.65%	-3.15%	8.35%	3.15%	-1.64%	-3.71%	8.34%	2.99%

PBHG Insurance Series Fund
Liberty Ridge Large Cap Growth Concentrated Portfolio	9/25/97	11/2/98	-10.08%	-18.30%	3.05%	-0.10%	-15.48%	-18.84%	3.02%	-0.27%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

If you would like to request additional copies of this report, please call 1-800-917-1909

The Fulcrum FundSM Variable Annuity is issued by Allmerica Financial Life Insurance and

Annuity Company (First Allmerica Financial Life Insurance Company in NY) and offered by

VeraVest Investments, Inc., member NASD/SIPC.

THE ALLMERICA FINANCIAL COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Allmerica Financial Alliance Insurance Company • Allmerica Financial Benefit Insurance Company • AMGRO, Inc.

Financial Profiles, Inc. • VeraVest Investments, Inc. • VeraVest Investment Advisors, Inc. • Opus Investment Management, Inc.

First Allmerica Financial Life Insurance Company • Allmerica Financial Life Insurance and Annuity Company (all states except NY)

440 Lincoln Street, Worcester, Massachusetts 01653

www.allmerica.com

SAR-FULC (6/05)

ATTN: S-241 440 Lincoln Street, Worcester, Massachusetts 01653 Change Service Requested
BOUND PRINTED MATTER U.S. POSTAGE PAID Louisville, KY Permit No. 1051

SAR-FULC (6/05)